Investment Options	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment Options	Investment Options
As of December 31, 2025 and 2024, all participants were able to choose from various investment fund offerings. These investment funds consisted of the following:
•Tier 1 – Ten Target Date Funds: Premixed allocation of stocks, bonds and cash. Each Target Date Fund is built from a combination of the Tier 2 core funds and designed to be more conservative over time as each fund approaches its target date.
•Tier 2 – Ten Institutional Funds representing a range of asset classes: large and small U.S. stocks, cash equivalents, non-U.S. stocks, real assets and fixed-income instruments, with varying degrees of risk and return.
•Tier 3 – Self-Directed Brokerage Accounts: Allow participants to select investments from among thousands of publicly traded securities, including individual equities, mutual funds, fixed-income products, exchange-traded funds, real estate investment trusts, and taxable unit investment trusts.
The Plan Sponsor's Trust Investment Committee may direct the Trustee to establish new investment funds or discontinue existing ones as well as change the investment medium for each investment fund. Participants should refer to the summary plan description for a more complete discussion of the various investment options.
Effective June 30, 2021, further investment in the Edison International Stock Fund was closed to new investment, including deferrals and contributions (reinvestment of dividends on Edison International Stock is not treated as new investment for this purpose). Amounts currently invested in the Edison International Stock Fund may remain invested there.